Property, plant and equipment - Other Disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Recognised finance lease as assets	£ 241	£ 253
Additions to recognised finance lease as assets	£ 38	58
Bottom of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	10 years
Bottom of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	29 years
Bottom of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	15 years
Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	5 years
Bottom of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	10 years
Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	5 years
Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	7 years
Top of range | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	103 years
Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	30 years
Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	100 years
Top of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	85 years
Top of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	93 years
Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	65 years
Top of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	95 years
Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	65 years
Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment, period	62 years
Property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Interest costs capitalised	£ 1,995	1,861
Trade and other payables
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	87	85
Non-current liabilities
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	372	844
Contract liabilities – current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	61	0
Contract liabilities – non-current
Disclosure of detailed information about property, plant and equipment [line items]
Contributions to cost of property, plant and equipment	£ 933	£ 0